Deferred Income Tax Assets/Liabilities - Summary of Expiration Dates of Tax Loss Carry-forwards (Detail) $ in Thousands	Dec. 31, 2025 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 45,070,658
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	695,890
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	2,550,641
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	185,621
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	23,331,461
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	18,307,045
Charged to Income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	14,166,106
Charged to Income | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	173,973
Charged to Income | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	637,660
Charged to Income | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	50,118
Charged to Income | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	7,354,468
Charged to Income | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	$ 5,949,887